NON-WHOLLY OWNED SUBSIDIARIES - Composition of Accumulated NCI (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Non-controlling interest	$ 3,026	$ 1,537
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interest	2,814	1,329	$ 1,232
Subsidiaries with material non-controlling interests | Business services
Disclosure of subsidiaries [line items]
Non-controlling interest	476	198	152
Subsidiaries with material non-controlling interests | Industrial operations
Disclosure of subsidiaries [line items]
Non-controlling interest	1,988	774	673
Subsidiaries with material non-controlling interests | Energy
Disclosure of subsidiaries [line items]
Non-controlling interest	350	357	$ 407
Individually Immaterial Subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interest	$ 212	$ 208